QUARTERLY RESULTS OF OPERATIONS	12 Months Ended
Dec. 28, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is a summary of the Company's quarterly results of operations for 2012 and 2011 (in thousands):

	For the fiscal year ended December 28, 2012
	Predecessor			Successor
			June 30, 2012 through September 7, 2012	September 8, 2012 through September 28, 2012
	First Quarter	Second Quarter			Fourth Quarter
Net sales	$313,582	$334,821	$269,349	$80,901	$323,692
Gross profit	115,611	121,053	97,055	30,300	117,944
Net income (loss)	7,465	9,021	(3,662)	(24,714)	(3,730)

	For the fiscal year ended December 30, 2011
	Predecessor
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$297,417	$317,679	$331,349	$303,039
Gross profit	110,941	116,134	122,341	113,051
Net income	6,883	9,856	12,382	8,553